NOTE 9. THIRD PARTY BORROWINGS (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Note 9. Third Party Borrowings Details 1
Long-term bank loans, current portion, Weighted Average Interest Rate	6.77%	6.77%
Long-term bank loans, Weighted Average Interest Rate	6.77%	6.77%
Long-term bank loans, current portion, Maturities	February 2016 to August 2016	February 2016 to August 2016
Long-term bank loans, Maturities	February 2016 to August 2016	February 2016 to August 2016
Long-term bank loans, current	$ 13,860	$ 2,451
Long-term bank loans	0	14,708
Total	$ 13,860	$ 17,159